Finance Income (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of finance income

	2024 £’000	2023 £’000	2022 £’000
Interest income on bank deposits	£6,171	£3,502	£181
Other interest income	20	393	7
Fair value movement of financial assets	18	2	7
Fair value movement of financial liabilities	10,663	12,247	—
Foreign exchange gain	—	—	9,942
Total	£16,872	£16,144	£10,137